Notes Payable Third Parties (Tables)	9 Months Ended
Sep. 30, 2012
Notes Payable Third Parties Tables
Notes Payable Third Parties
September 30, 2012				December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On January 17, 2010 the Company entered into a convertible promissory note with an advisory firm for services rendered in the amount of $59,000. Terms include bonus interest of $5,900, the note is payable on demand and has no stated interest rate or due date and is convertible at a rate of $0.03 per share or 1,771,667 unregistered common shares. Total payments of $11,750 have been made on this note.	$53,150	$-	$53,150	$53,150	$-	$53,150

On February 10, 2010 the Company entered into a convertible promissory note with a project consultant for services rendered in the amount of $7,800. Terms include bonus interest of $780, the note is payable on demand and has no stated interest rate or due date and is convertible at a rate of $0.03 per share or 286,000 unregistered common shares. No payments have been made on this note.	8,580	-	8,580	8,580	-	8,580

On February 10, 2010 the Company entered into a convertible promissory note with an engineering firm for services rendered in the amount of $27,600. Terms include bonus interest of $2,760, the note is payable on demand and has no stated interest rate or due date and is convertible at a rate of $0.03 per share or 1,012,000 unregistered common shares. No payments have been made on this note.	30,360	-	30,360	30,360	-	30,360

On June 7, 2010 the Company entered into a convertible promissory note with an investor in the amount of $10,000. The note is payable on demand and has no stated interest rate or due date and is convertible at a rate of $0.03 per share or 333,333 unregistered common shares. No payments have been made on this note.	10,000	-	10,000	10,000	-	10,000

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On July 19, 2010 the Company entered into a convertible promissory note with an investor in the amount of $2,500. The note is payable on demand and has no stated interest rate or due date and is convertible at a rate of $0.03 per share or 83,333 unregistered common shares. No payments have been made on this note.	2,500	-	2,500	2,500	-	2,500

On April 28 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $56,000. Terms include simple interest at eight percent (8.0%), the note is due on January 31 2012 and is convertible at the option of the holder at a price calculated at a forty percent discount to the market closing bid price on the date of the conversion notice.

As of December 31, 2011, a portion of the note in the amount of $35,500 has been converted to Common Stock.  During the six months ended June 30, 2012, the remainder of the note in the amount of $20,500 was converted to Common Stock.

	-	-	-	20,500	(1,524)	18,976

On June 20, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $53,000. Terms include simple interest at eight percent (8.0%), the note is due on March 22, 2012 and is convertible at the option of the holder at a price calculated at a forty percent discount to the market closing bid price on the date of the conversion notice. During the six months ended June 30, 2012, the note in the amount of $53,000 was converted to Common Stock.	-	-	-	53,000	(10,497)	42,503

On August 24, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $15,000. Terms include simple interest at ten percent (10.0%), the note is due on April 24, 2012 and is convertible at the option of the holder at a price calculated at a fifty percent discount to the market closing bid price on the date of the conversion notice. During the six months ended June 30, 2012, the note in the amount of $15,000 plus accrued interest of $2,425 was converted to Common Stock.	-	-	-	15,000	(7,069)	7,931

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On September 1, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $50,000. Terms include simple interest at eight percent (8.0%), the note is due on June 6, 2012 and is convertible at the option of the holder at a price calculated at a forty percent discount to the market closing bid price on the date of the conversion notice. During the six months ended June 30, 2012, the note in the amount of $50,000 was paid plus accrued interest of $2,315 and a redemption premium of $22,685.	-	-	-	50,000	(18,877)	31,123

On October 26, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $12,000. Terms include simple interest at twelve percent (12.0%), the note is due on October 26, 2012 and is convertible at the option of the holder at a price calculated at a fifty percent discount to the market closing bid price on the date of the conversion notice. During the six months ended June 30, 2012, the note in the amount of $12,000 plus accrued interest of $2,175 was converted to Common Stock.	-	-	-	12,000	(9,835)	2,165

On October 26, 2011 the Company entered into a convertible promissory note with a an investment firm in the amount of $78,124. Terms include simple interest at twelve percent (12.0%), the note is due on June 26, 2012 and is convertible at the option of the holder at a price calculated at a fifty percent discount to the market closing bid price on the date of the conversion notice.

The note was assigned from a non-affiliated related party investment firm.  No payments have been made on this note.

As of December 31, 2011, a portion of the note in the amount of $38,124 has been converted to Common Stock.  During the six months ended June 30, 2012, the remainder of the note in the amount of $40,000 was converted to Common Stock.

	-	-	-	40,000	(29,180)	10,820

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On December 5, 2011 the Company entered into a convertible promissory note with a an investment firm in the amount of $25,000. Terms include simple interest at ten percent (10.0%), the note is due on December 5, 2012 and is convertible at the option of the holder at a the lesser of par ($0.001) or a price calculated at a fifty percent discount to the market closing bid price on the date of the conversion notice.

The note was assigned from a non-affiliated related party investment firm.  No payments have been made on this note.

As of December 31, 2011, a portion of the note in the amount of $6,800 has been converted to Common Stock.  During the nine months ended September 30, 2012, the remainder of the note in the amount of $18,200 was converted to Common Stock.

	-	-	-	18,200	(6,763)	11,437

On February 7, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $32,500. Terms include simple interest at eight percent (8.0%), the note is due on November 9, 2012 and is convertible at the option of the holder at a price calculated at a forty-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. During the nine months ended September 30, 2012, a portion of the note in the amount of $21,300 was converted to Common Stock.	11,200	(1,272)	9,928	-	-	-

On February 10, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $19,000. Terms include simple interest at ten percent (10.0%), the note is due on February 10, 2013 and is convertible at the option of the holder at a price of $0.001. No payments have been made on this note.	19,000	(6,904)	12,096	-	-	-

On April 2, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $75,000. Terms include simple interest at ten percent (10.0%), the note is due on April 2, 2013 and is convertible at the option of the holder at a price of $0.001. The note was assigned from a non-affiliated related party investment firm. No payments have been made on this note.	75,000	(37,808)	37,192	-	-	-

On April 3, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $37,500. Terms include simple interest at eight percent (8.0%), the note is due on January 9, 2013 and is convertible at the option of the holder at a price calculated at a forty-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.	37,500	(11,015)	26,485	-	-	-

On May 21, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $37,500. Terms include simple interest at eight percent (8.0%), the note is due on February 25, 2013 and is convertible at the option of the holder at a price calculated at a forty-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.	32,500	(13,874)	18,626	-	-	-

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On December 15, 2010 the Company entered into a convertible promissory note with a non affiliate related party in the amount of $40,000. Terms include simple interest at twelve percent (12%), the note was due on December 15, 2011 and was convertible convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice.

On July 12, 2012, the note was assigned from the non affiliate related party to a thrid party investor firm.  The balance of the note assigned, including accrued interest, was $52,015.  The Company replaced the original note with a new convertible promissory note to the thrid party investment firm. Terms include simple interest at twelve percent (12.0%), the note is due on July 12, 2013 and is convertible at the option of the holder at a price calculated at a fifty percent discount to the lowest trading price during the three days prior to the date of the conversionon notice.  No payments have been made on this note.

During the nine months ended September 30, 2012, a portion of the note in the amount of $24,915 was converted to Common Stock.

	27,100	(21,160)	5,940	-	-	-

On July 12, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $26,500. Terms include simple interest at twelve percent (12.0%), the note is due on March 12, 2013 and is convertible at the option of the holder at a price calculated at a fifty percent discount to average of the lowest three trading prices during the ten day period prior to the date of the conversion notice. No payments have been made on this note.	26,500	(20,691)	5,809	-	-	-

On December 10, 2010 the Company entered into a convertible promissory note with an investment firm in the amount of $40,000. Terms include simple interest at twelve percent (12.0%), the note is due on December 8, 2011 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.

On March 11, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $20,000. Terms include simple interest at twelve percent (12.0%), the note is due on March 11, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice.

On July 31, 2012, the notes were assigned from the non affiliate related parties to a thrid party investor firm.  The balance of the notes assigned, including accrued interest, was $75,674.  The Company replaced the original note with a new convertible promissory note to the thrid party investment firm. Terms include simple interest at twelve percent (12.0%), the note is due on July 31, 2013 and is convertible at the option of the holder at a price calculated at a fifty percent discount to the lowest trading price during the three days prior to the date of the conversionon notice.  No payments have been made on this note.

	75,674	(63,026)	12,648	-	-	-

On August 1, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $32,500. Terms include simple interest at eight percent (8.0%), the note is due on May 3, 2013 and is convertible at the option of the holder at a price calculated at a forty-five percent discount to the avaerage of the two lowest trading prices during the thirty trading day period prior to the date of the conversion notice. No payments have been made on this note.	32,500	(20,789)	11,711	-	-	-

On August 14, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $42,500. Terms include simple interest at eight percent (8.0%), the note is due on May 16, 2013 and is convertible at the option of the holder at a price calculated at a forty-five percent discount to the avaerage of the three lowest trading prices during the ten trading day period prior to the date of he conversion notice. No payments have been made on this note.	42,500	(28,830)	13,670	-	-	-

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On January 26, 2012 the Company entered into a convertible promissory note with a non affiliate related party in the amount of $36,580. Terms include simple interest at twelve percent (10%), the note was due on January 26, 2013 and was convertible at the option of the holder at a price of $0.001 per share.

On August 15, 2012, the note was assigned from the non affiliate related party to a thrid party investment firm.  The balance of the note assigned, including accrued interest, was $38,805.  The Company replaced the original note with a new convertible promissory note to the thrid party investment firm. Terms include simple interest at ten percent (10.0%), the note is due on January 26, 2013 and is convertible at the option of the holder at a price calculated at a forty-five percent discount to the average of the three lowest trading price during the ten day period prior to the date of the conversionon notice.  No payments have been made on this note.

During the nine months ended September 30, 2012, a portion of the note in the amount of $2,225 was converted to Common Stock.

	36,580	(21,543)	15,037	-	-	-

On August 16, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $5,000. Terms include simple interest at ten percent (10.0%), the note is due on August 16, 2013 and is convertible at the option of the holder at the lower of 1) a price of $0.001, or 2) a seventy-five percent discount to the previous day's closing bid price if the closing bid price is $0.0015 per share or less. No payments have been made on this note.	5,000	(4,383)	617	-	-	-

On September 20, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $5,000. Terms include simple interest at ten percent (10.0%), the note is due on September 20, 2013 and is convertible at the option of the holder at the lower of 1) a price of $0.001, or 2) a seventy-five percent discount to the previous day's closing bid price if the closing bid price is $0.0015 per share or less. No payments have been made on this note.	5,000	(4,862)	138	-	-	-

Total - Notes Payable -- Third Parties	$530,644	$(256,157)	$274,487	$313,290	$(83,745)	$229,545